Ecofin Sustainable and Social Impact Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

	Principal Amount/Shares	Fair Value
Common Stock - 53.9%(1)
Natural Gas/Natural Gas Liquids Pipelines - 3.7%(1)
Australia - 1.0%(1)
APA Group(2)	342,429	$2,299,627
United States - 2.7%(1)
Cheniere Energy Inc.(2)(3)	35,500	3,104,830
The Williams Companies, Inc. (2)	127,700	3,152,913
		6,257,743
Natural Gas Gathering/Processing - 1.8%(1)
United States - 1.8%(1)
Targa Resources Corp. (2)	97,500	4,282,200

Other - 5.6%(1)
Australia - 2.2%(1)
Atlas Arteria Ltd.(2)	992,726	4,981,931
Great Britain - 1.9%(1)
Greencoat UK Wind PLC	2,479,874	4,432,304
Spain - 1.5%(1)
Ferrovial SA(2)	120,613	3,491,984
		12,906,219
Power - 30.3%(1)
Australia - 3.0%(1)
Spark Infrastructure Group(2)	3,380,512	6,973,901
Canada - 2.4%(1)
Algonquin Power & Utilities Corp(2)	333,778	5,182,666
Brookfield Renewable Corp.	7,922	347,063
Italy - 5.5%(1)
Enel SpA (4)	797,790	7,269,335
ENAV SpA (2)	544,452	2,374,729
Terna SpA(2)	409,102	3,234,482
Portugal - 3.4%(1)
EDP - Energias de Portugal SA(2)(4)	1,425,838	7,831,908
Spain - 5.1%(1)
Endesa SA(4)	299,775	7,206,606
Iberdrola SA (2)(4)	371,053	4,598,074
United States - 5.4%(1)
American Electric Power Co. Inc.(2)	53,287	4,772,917
Atlantica Sustainable Infrastructure PLC(2)	75,263	2,830,641
Covanta Holding Corp(2)	244,149	4,895,188
United Kingdom - 5.5%(1)
National Grid PLC (2)	330,365	4,275,419
SSE PLC(4)	376,794	8,456,949
		70,249,878
Renewables - 6.5%(1)
Canada - 6.5%(1)
Brookfield Renewable Corp.	34,641	1,518,092
Innergex Renewable Energy Inc(2)	294,405	4,692,652
TransAlta Renewables Inc(2)	381,927	5,945,426
Transition S.A.(3)	250,000	2,945,969
		15,102,139
Solar - 1.3%(1)
United States - 1.3%(1)
Sunnova Energy Intl Inc.(2)(3)	82,766	2,996,130

Transportation / Storage - 2.7%(1)
Hong Kong - 2.7%(1)
China Suntien Green Energy Corp.	9,877,979	6,261,491

Energy Technology - 2.0%(1)
United States - 2.0%(1)
ArcLight Clean Transition Corp. II Class A (3)	35,443	342,025
Bluescape Opportunities Acquisition Corp. (3)	28,665	278,337
Climate Real Impact Solutions II Acquisition Corp. Class A (3)	31,014	299,905
ESM Acquisition Corp. (3)	36,174	347,994
EVgo Inc. (3)	63,994	587,465
Peridot Acquisition Corp II (3)	32,556	314,478
Rice Acquisition Corp. (3)	28,627	458,032
RMG Acquisition Corp III (3)	39,420	380,403
Sustainable Development Acquisition I Corp. (3)	39,420	381,980
Tech and Energy Transition Corp. (3)	77,302	745,191
Warrior Technologies Acquisition Co. Class A (3)	46,755	457,732
		4,593,542
Total Common Stock (Cost $111,497,995)		124,948,969

Special Purpose Acquisition Company Warrants - 0.1%(1)
Energy Technology - 0.1%(1)
Arclight Clean Transition Corp. II Warrant (3)	7,088	7,088
Bluescape Opportunities Acquisition Corp. Warrant (3)	28,887	26,290
Climate Real Impact Solutions II Acquisition Corp. Warrant (3)	12,329	11,467
ESM Acquisition Corp. Warrant (3)	12,058	7,235
EVgo Inc. Warrant (3)	28,169	58,028
First Reserve Sustainable Growth Co Warrant (3)	7,215	4,545
Peridot Acquisition Corp. Warrant (3)	6,511	4,948
Power & Digital Infrastructure Acquisition Corp. Warrant (3)	1	1
Qell Acquisition Corp. Warrant (3)	12,571	20,114
RMG Acquisition Corp III Warrant (3)	7,884	7,096
Sustainable Development Acquisition Warrant (3)	19,710	13,011
Tech and Energy Transition Corp. Warrant (3)	25,767	16,463
Warrior Technologies Acquisition Co Warrant (3)	23,377	14,026
		190,312
Renewables - 0.0%(1)
Transition S.A. Warrant(3)	250,000	73,812

Total Warrants (Cost $235,665)		264,124

Master Limited Partnerships - 8.9%(1)
Gathering and Processing - 0.7%(1)
United States - 0.7%(1)
Crestwood Equity Partners LP	65,431	1,724,103

Natural Gas/Natural Gas Liquids Pipelines - 1.2%(1)
United States - 1.2%(1)
Enterprise Products Partners L.P.(2)	128,400	2,858,180

Refined Product Pipelines - 2.6%(1)
United States - 2.6%(1)
MPLX LP(2)	210,000	5,905,200

Renewables - 4.4%(1)
Canada - 0.8%(1)
Brookfield Renewable Partners LP(2)	45,147	1,829,283
United States - 3.6%(1)
Enviva Partners LP(2)	153,040	8,270,282

Total Master Limited Partnerships (Cost $15,796,003)		20,587,048

Corporate Bonds - 14.5%(1)
Education - 0.3%(1)
United States - 0.3%(1)
Village Charter School, Inc., 10.000%, 12/15/2021	800,000	600,000

Healthcare - 3.9%(1)
United States - 3.9%(1)
Grace Commons Property, 15.000%, 10/31/2023	1,825,000	1,825,000
Grace Commons Property, 8.000%, 10/31/2023	3,650,000	3,650,000
315/333 West Dawson Associates SUB 144A NT11% 26	3,770,000	3,591,012
		9,066,012
Project Finance - 8.1%
United States - 8.1%(1)
C2NC Holdings, 13.000%, 05/01/2024	10,715,000	10,756,263
Dynamic BC Holdings LLC, 13.500%, 04/01/2028	8,110,000	8,107,316
		18,863,579
Senior Living - 2.2%(1)
United States - 2.2%(1)
Drumlin Reserve Property LLC, 16.000%, 10/02/2025(5)	1,050,000	1,054,808
Drumlin Reserve Property LLC, 10.000%, 10/02/2025(5)	1,705,311	1,712,837
Realco Perry Hall MD LLC/OPCO Sub 144A NT 10.000% 10/01/2024(5)	2,280,000	2,280,000
		5,047,645

Total Corporate Bond (Cost $33,736,404)		33,577,236

Municipal Bond - 4.7%(1)
California - 0.2%(1)
Public Finance Authority Educational Facility Revenue, 9.000%, 06/01/2029	185,000	185,025
California ST Enterprise Dev A Rev Bonds, 10.000%, 06/15/2030	380,000	373,560
		558,585
Florida - 0.4%(1)
Florida Development Finance Corp, 10.000%, 07/01/2025	445,000	400,500
Florida Development Finance Corp, 10.000%, 02/15/2028	595,000	601,474
		1,001,974
Texas - 0.2%(1)
Pioneer Technology & Arts Academy Project - Series B, 10.000%, 01/01/2026	410,000	405,289

Wisconsin - 3.9%(1)
Public Finance Authority, 9.000%, 06/01/2029	8,925,000	8,931,417

Total Municipal Bonds (Cost $10,916,896)		10,897,265

Preferred Stock - 6.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 4.4%(1)
United States - 4.4%(1)
Altus Midstream Company, 7.000%(5)(6)	4,294	5,253,863
Enterprise Products Partners L.P., 7.250%(6)	5,000	5,031,650
		10,285,513
Renewables - 0.8%(1)
United States - 0.8%(1)
NextEra Energy Partners LP	28,900	1,784,864

Water Utilities - 1.3%(1)
United States - 1.3%(1)
Essential Utilities, Inc.	49,133	3,003,993

Total Preferred Stock (Cost $14,992,079)		15,074,370

Private Investments - 19.6%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.1%(1)
Mexico Pacific Limited LLC (MPL) Series A(5)(6)	99,451	251,611
Renewables - 19.5%(1)
United States - 19.5%(1)
Renewable Holdco, LLC (5)(6)(7)	N/A	5,336,777
Renewable Holdco I, LLC (5)(6)(7)	N/A	25,029,963
Renewable Holdco II, LLC (5)(6)(7)	N/A	14,704,637
		45,071,377

Total Private Investments (Cost $47,120,901)		45,322,988

Construction Note - 1.6%(1)
Renewables - 1.6%(1)
Bermuda - 1.6%(1)
Saturn Solar Bermuda 1 Ltd., 9.000%, 10/31/2021 (Cost $3,778,904)(5)(6)	3,510,000	3,567,213

Short-Term Investment - 2.3%(1)
United States Investment Company - 2.3%(1)
First American Government Obligations Fund, 0.03%(8) (Cost $5,305,546)	5,305,546	5,305,546

Total Investments - 112.0%(1) (Cost $243,380,393)		259,544,759
Total Value of Options Written (Premiums received $132,572) - (0.0)%(1)		(92,675)
Other Assets and Liabilities - 0.8%(1)		1,905,815
Credit Facility Borrowings - (12.8)%(1)		(29,700,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		231,657,899

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	Non-income producing security.
(4)	All or a portion of the security represents cover for outstanding call option contracts written.
(5)	Restricted securities have a total fair value of $59,191,709 which represents 25.6% of net assets.
(6)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(7)	Deemed to be an affiliate of the fund.
(8)	Rate indicated is the current yield as of August 31, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2021.  These assets and liabilities are measured on a recurring basis.
TEAF:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$124,948,969	$-	$-	$124,948,969
Special Purpose Acquisition Company Warrants(a)	264,124	-	-	264,124
Master Limited Partnerships(a)	20,587,048	-	-	20,587,048
Corporate Bonds(a)	-	33,577,236	-	33,577,236
Municipal Bonds(a)	-	10,897,265	-	10,897,265
Preferred Stock(a)	4,788,857	-	10,285,513	15,074,370
Private Investments(a)	-	-	45,322,988	45,322,988
Construction Note(a)	-	-	3,567,213	3,567,213
Short-Term Investment(b)	5,305,546	-	-	5,305,546
Total Assets	$155,894,544	$44,474,501	$59,175,714	$259,544,759
Liabilities
Written Call Options		$92,675	$-	$92,675

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2021:

Preferred Stock	TEAF
Balance – beginning of period	14,104,903
Purchases	-
Return of capital	-
Sales	(4,000,000)
Total realized gain/loss	(300,000)
Change in unrealized gain/loss	480,610
Balance – end of period	$10,285,513

Private Investments	TEAF
Balance – beginning of period	$47,430,707
Purchases	8,988,529
Return of capital	(10,441,546)
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(654,702)
Balance – end of period	$45,322,988

Construction Note	TEAF
Balance – beginning of period	$3,522,987
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	44,226
Balance – end of period	$3,567,213

Convertible Bond	TEAF
Balance – beginning of period	$3,322,076
Purchases	-
Corporate actions	(1.090,433)
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(2,231,643)
Balance – end of period	$-
TEAF
Change in unrealized gain/loss on investments still held at August 31, 2021	$(2,361,509)